SHAREHOLDERS' EQUITY (Detail Textuals) - USD ($) $ in Millions	1 Months Ended		11 Months Ended
	Sep. 20, 2022	Feb. 23, 2022	Dec. 23, 2022	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Amount approved in buyback program	$ 20.0
Maximum amount for share buyback program	20.0	$ 75.0	$ 75.0
Number of repurchase of ordinary shares				16,906,795
Amount of repurchase of ordinary shares	$ 86.3			$ 86.3